FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 14 -     FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS

The Company makes certain disclosures with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.	Interest Rate Derivatives

A derivative is typically defined as an instrument whose value is derived from an underlying instrument, index or rate, has a notional amount, requires no or little initial investment and can be net settled.

ASC Topic 815 "Derivatives and Hedging" requires that all derivatives be recorded in the financial statements at their fair value at the date of the financial statements. The changes in the fair value of the derivatives are charged to the statement of operations unless designated as a hedging item in a cash flows hedge at which time changes are classified in other comprehensive income, to the extent effective.

Tower, from time to time, enters into agreements to hedge variable interest rate exposure on long-term loans. Tower used interest rate collar agreements, some with knock-out and knock-in features to hedge its LIBOR-based variable debt cash flow exposure. The knock-out feature was set above the cap level and the knock-in feature was set below the floor level. The derivatives, although used as economic hedges, are not treated as hedges for accounting purposes. The changes in fair value are recorded immediately in earnings.

As of December 31, 2011, Tower had outstanding agreements to economically hedge interest rate exposure on loans drawn down under the Facility Agreement, in the aggregate amount of $30,000, which expired in 2012. These agreements resulted in a loss of $1,396 in the year ended December 31, 2010. No material gain or loss was recorded from these agreements in the years ended December 31, 2012 and December 31, 2011.

The Company does not hold or issue derivative financial instruments for non-hedging purposes.

B.	Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, the Company entered into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on our NIS denominated expenses.
As of December 31, 2012, the Company had $27,000 open exchange rate agreements which will expire during 2013. The profit from these transactions for the year ended December 31, 2012 was recorded in the statements of operations.

C.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and government agencies receivables. The Company's cash and cash equivalents are maintained with large and reputable banks, and the composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables, however, in certain circumstances, the Company obtains credit insurance or may require letters of credit. An allowance for doubtful accounts is determined with respect to those amounts that were determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

The Company is exposed to credit-related losses in respect of derivative financial instruments in a manner similar to the credit risk involved in the realization or collection of other types of assets.

D.	Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments, excluding debentures and banks' loans, do not materially differ from their respective carrying amounts as of December 31, 2012 and 2011. The fair values of Tower and Jazz's debentures, based on quoted market prices or other valuation as of December 31, 2012 and 2011, were $313,456 and $227,280, respectively, compared to carrying amounts of $199,785 and $240,720, for the above dates, respectively.

E.	Fair Value Measurements

Valuation Techniques:

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company's Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, then the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company's Level 2 and Level 3 assets and liabilities.

Level 2 Measurements:

Over the counter derivatives   - the Company used the market approach using quotations from banks.

Level 3 Measurements:

Warrants -the Company utilized the Black Scholes Merton formula. The assumptions included in the Black-Scholes model were (i) the market price of Tower's shares, (ii) the exercise price of the warrant, (iii) risk-free interest, (iv) term available to exercise or redeem the security, and (v) the volatility of the share during the relevant term. The Company determines the volatility of its share using daily historical quotes of the share. The risk free interest rate is determined as the interest rate on governmental bonds with maturity commensurate with the term of the warrant.

Tower's loans - For Tower's loans from the Israeli Banks, fair value is based on the income approach using a present value technique under which the cash flows used in the technique reflect the cash stream expected to be used to satisfy the obligation over its economic life. Tower discounted expected cash flows as forecasted each quarter using the appropriate discount rate for the applicable maturity based on the expected contractual payments, by observing yields on similar traded debts.

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Derivatives	(884)	--	(884)
Warrants	295	--		295
	$106,056	$--	$(884)	$106,940

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Warrants
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2011	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible debentures Series E	$27,157	$27,157	$--	$--
Tower's loans (including current maturities)(*)	93,845	--	--	93,845
Derivatives	458	--	458	--
Warrants and previously bifurcated conversion option	2,268	--	--	2,268
	$123,728	$27,157	$458	$96,113

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Warrants and previously bifurcated conversion option
As of January 1, 2011 - at fair value	$119,882	$20,892
Settlement of an embedded derivative in shares	(12,087)	--
Warrants exercise	--	(521)
Loan repayment	(30,000)	--
Total losses (gains) unrealized in earnings	16,050	(18,103)
As of December 31, 2011 - at fair value	$93,845	$2,268
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$16,050	$(18,103)